Organization and Principal Activities	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

Note 1 — Organization and Principal Activities

Lion Group Holding Ltd. (the “Company”, “Lion” or “LGHL”) is a company with limited liability registered as an exempted company in the Cayman Islands.

The Company and its subsidiaries (collectively referred to as the “Group”) provide securities, futures and derivatives brokerage services, insurance brokerage services and market maker trading services. As a result of the transaction described below, the Company’s ordinary shares and warrants started to be traded on the NASDAQ Capital Market under the ticker symbols LGHL and LGHLW, respectively on June 17, 2020. Each American Depositary Shares (“ADSs”) of the Company represents one Class A ordinary share.

Reverse Recapitalization

The Company was incorporated on February 11, 2020 for the sole purpose of consummating the business combination described further below. A business combination agreement dated March 10, 2020, as amended and restated on May 12, 2020 (the “Business Combination Agreement”), was entered into by and among the Company, Proficient Alpha Acquisition Corp., a Nevada corporation (“PAAC”), Lion MergerCo I, Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (the “Merger Sub”), Lion Financial Group Limited, a corporation organized under the laws of the British Virgin Islands (“LFGL”), each of the holders of LFGL’s outstanding capital shares (collectively, the “Sellers”) and the other parties thereto (collectively, the “Business Combination”). The exchange consideration was approximately $131.3 million.

On June 16, 2020, the Company consummated the Business Combination (the “Closing”) and each of PAAC and LFGL became a wholly-owned subsidiary of the Company and the Company became a new public company owned by the prior stockholders of PAAC and the prior shareholders of LFGL, where each outstanding share of PAAC common stock has been exchanged for one Class A ordinary share of the Company, each outstanding warrant of PAAC has been exchanged for one warrant of the Company and each outstanding right of PAAC has been exchanged for one-tenth of one Class A ordinary share of the Company, resulting in 4,507,574 Class A ordinary shares and 17,795,000 warrants being issued to PAAC stockholders; and where the Company acquired all of the issued and outstanding shares of LFGL, i.e. 50,000 ordinary shares of LFGL from each of LFGL shareholders, in exchange for 12,891,602 ordinary shares (including 3,140,388 Class A and 9,751,214 Class B, “Exchange Shares”) of the Company, valued at a price per share equal to the price at which each share of PAAC common stock was redeemed, i.e. $10.185 per share.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles. Under this method of accounting, LGHL and PAAC are treated as the “acquired” company for financial reporting purpose. This determination was primarily based on LFGL comprising the ongoing operations of the combined company, LFGL’s senior management comprising the senior management of the combined company, and LFGL’s stockholders having a majority of the voting power of the combined company. Accordingly, for accounting purposes, LFGL is deemed the accounting acquirer in the transaction. The transaction is not a business combination because neither PAAC nor LGHL was a business under ASC 805. Consequently, the transaction is treated as the equivalent of LFGL issuing stock for the net monetary assets of PAAC, accompanied by a recapitalization of LFGL. Accordingly, the consolidated assets, liabilities and results of operations of LFGL are the historical financial statements of the combined company, and LGHL and PAAC’s assets, liabilities and results of operations are consolidated with LFGL beginning on June 16, 2020.

The consolidated financial statements are prepared as a continuation of the financial statements of LFGL, the acquirer and predecessor, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 141.81 established in the reverse recapitalization transaction, which is 7,090,381 (the number of Exchange Shares excluding Escrow Shares, see below) divided by 50,000, to reflect the equity structure of the legal acquirer, LGHL. Earnings (loss) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

The par value of ordinary shares was adjusted retrospectively from $0 to $709, and the difference of $709 was adjusted retrospectively as additional paid-in capital as of January 1, 2018. The consolidated statements of changes in stockholders’ equity for the years ended December 31, 2020, 2019 and 2018 were also adjusted retrospectively to reflect this change. Upon the consummation of the reverse recapitalization, the assets and liabilities of PAAC were recognized at fair value. The fair value of cash and short-term liabilities acquired approximates their historical costs due to their short maturity. After the redemption of ordinary shares of PAAC before the closing of the Business Combination, the net assets acquired by the Company were in the amount of $171,357 (as restated), which were recorded as a decrease in additional paid-in capital. Assets and liabilities of PAAC upon the consummation of the reverse recapitalization are as follows:

Cash	$2,476,198
Prepaid expenses and other current assets	209
Warrant liabilities	(2,247,087)
Accrued expenses	(57,963)
Net assets acquired by LGHL as of June 16, 2020	$171,357

During the year ended December 31, 2020, the Group incurred approximately $2.4 million of direct and incremental transaction costs, consisting of legal, accounting and financial consulting services directly associated with the reverse recapitalization. In accordance with SEC reporting guidance with regards to an operating company’s reverse acquisition with a nonoperating company having some cash, transaction costs incurred for the reverse acquisition, such as legal fees, investment banking fees and the like, may be charged directly to equity to the extent of the cash received, while all costs in excess of cash received should be charged to expense. Accordingly, the Group charged transaction costs of approximately $2.4 million to additional paid in capital in the consolidated financial statements.

1,933,740 Class B ordinary shares being 15% of the Exchange Shares (“Indemnity Escrow Shares”) otherwise issuable to LFGL shareholders are set aside in escrow for a period of 24 months after the closing to satisfy any post-closing purchase price adjustment and indemnification claims prescribed in the Business Combination Agreement. Additionally, 3,876,481 Class B ordinary shares being 30% of the Exchange Shares (the “Earnout Escrow Shares”, together with any dividends, distributions or other income on the Earnout Escrow Shares, the “Earnout Escrow Property”) otherwise issuable to LFGL shareholders are set aside in escrow until released upon the satisfaction of certain financial milestones below:

●	In the event that the net income for the calendar year ended December 31, 2021 (the “2021 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $19,000,000 (the “First Net Income Target”), then, the Class B Sellers’ rights to 50% of the Earnout Escrow Property (the “First Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2021 Net Income is less than the First Net Income Target, but is equal to or greater than $9,500,000, then the Sellers’ rights to 50% of the First Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the First Half Earnout Property will be forfeited.

●	In the event that the net income for the calendar year ended December 31, 2022 (the “2022 Net Income”), as set forth in LGHL’s audited financial statements, is equal to or greater than $21,850,000 (the “Second Net Income Target”), then the Class B Sellers’ rights to the remaining Earnout Escrow Property (after giving effect to any forfeitures for the 2021 calendar year, the “Second Half Earnout Property”) shall vest and shall no longer be subject to forfeiture. If the 2022 Net Income is less than the Second Net Income Target, but is equal to or greater than $10,925,000, then the Class B Sellers’ rights to 50% of the Second Half Earnout Property shall vest and shall no longer be subject to forfeiture. In all other cases, the Second Half Earnout Property will be forfeited.

Principal Activities

The Group generates commission revenues by enabling its customers to trade in securities, futures and derivative markets throughout the world. The Group’s trading customers consist of corporate clients, individual traders and retail investors primarily located in People’s Republic of China (“PRC”) and Southeast Asia, although its trading platform allows it to serve customers worldwide.

The Group also generates commission revenues by providing insurance brokerage services to high-net-worth individuals primarily located in the PRC.

In May 2019, the Group began to serve as the counterparty to its customers in derivative transactions. This predominantly occurs when a customer utilizes a contract for difference (CFD). CFDs allow for the exchange of the difference in value of a particular asset such as a currency pair between the time at which a contract is opened and the time at which it is closed. If the trades of one customer can be used to naturally offset the trades of another customer, the Group will act as the market maker to offer liquidity and pricing to both customers. When such an offsetting is not available, the Group may choose to use its own trades to offset the trades of its customer, and the Group may also act as a broker in arranging trades between the customer and third-party market makers.

The Group officially began offering total return swap (TRS) trading services to customers in July 2020. The Group has entered into International Swaps and Derivatives Association (ISDA) master agreements and related supplementary agreements with two of the top five swap traders in China. The Group is currently offering A-shares (shares that are denominated in Renminbi and traded in the Shanghai Stock Exchange and Shenzhen Stock Exchange) and Hong Kong stock basket linked TRS, which provides international investors seeking to invest in the China stock market with higher leverage compared with buying A-share stocks directly. The Group earns income from the spread on interest rate loans provided to TRS trading customers and loans borrowed from its business partners. In addition, the Group also receives commissions and fees from customers for trades made through the TRS trading service.

For the six months ended June 30, 2022 and 2021, the Group had three trading customers accounted for more than 34% and 68% of its total revenue, respectively. For the six months ended June 30, 2022 and 2021, one clearing broker accounted for 68.0% and 68.2%, respectively, of the Group’s total commissions expense.

For the six months ended June 30, 2022 and 2021, the Group placed 79% (less than 10% of the total revenue for the six months of 2022) and 82% (less than 10% of total revenue for the first six months of 2021) of its insurance brokerage sales with one insurance provider.

The Group commenced bitcoin mining operations in late May 2021 and voluntarily ceased the operation since October 2021 as a result of the hiked electricity cost as well as the change in the regulatory environment in the PRC.

In January 2022, the Group launched the non-fungible token, or NFT, business through Flying Lion Limited, including (i) issuance of MetaWords character NFTs and MetaWords work NFTs (collectively, the “MetaWords NFTs”), and (ii) the establishment of the NFT trading platform, namely the Lion NFT platform (f/k/a/ Meta World). The Group created and minted the MetaWords NFTs by converting Xu Bing’s characters in his artwork Book from the Ground and sold MetaWords NFTs to the NFT collectors.

The sales were conducted through an online auction or blind boxes direct sell on the Lion NFT platform.

The subsidiaries of the Company include a participant of the Stock Exchange of Hong Kong Limited (“SEHK”) and Hong Kong Securities Clearing Company Limited (“HKSCC”), remote trading member of Singapore Exchange Limited (“SGX”), and member of the Professional Insurance Brokers Association Limited (“PIBA”); possess the licenses issued by Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 Dealing in Securities, Type 2 Dealing in Futures Contracts, Type 4 Advising on Securities, Type 5 Advising on Futures Contracts, and Type 9 Asset Management, the full license issued by Cayman Islands Monetary Authority (“CIMA”) to carry out securities investment business including Broker Dealer and Market Maker, and the Capital Markets Service License (“CMS License”) issued by the Monetary Authority of Singapore.

COVID-19

In December 2019, COVID-19 emerged and has subsequently spread worldwide. In March 2020, the World Health Organization declared COVID-19 as a pandemic. In the fiscal year of 2021, some instances of COVID-19 infections emerged in various regions worldwide. Governments around the globe have taken measures to contain the spread of the COVID-19 virus, including quarantining individuals infected with or suspected of having COVID-19, prohibiting residents from free travel, encouraging employees of enterprises to work remotely from home and cancelling public activities, among others. COVID-19 has also resulted in temporary closure of many corporate offices and factories around the world. In addition, as the outbreak continues to threaten global economies, it may continue to cause significant market volatility and declines in general economic activities. Since December 2021, there has been a recurrence of COVID-19 outbreaks in China and Hong Kong due to the Delta and Omicron variants. Like most companies, the Group’s various business lines have been adversely impacted by COVID-19. CFD trading volume and futures contract volumes decreased significantly compared to prior year, which was mainly attributable to economic and financial impact brought about by COVID-19 on the Group’s customers, causing a decrease in both their willingness to trade and make investments as well as their disposable income allocated making such transactions. Furthermore, customers’ concerns about future unpredictability also caused their trading activity to decline, impacting the Group’s CFD trading business in particular. In addition, travel restrictions in Hong Kong caused cancellations and prevented management from attending branding, business promotion, and exhibition activities, which limited the opportunities to acquire new customers. Meanwhile, the Group’s futures and insurance brokerage businesses were negatively affected as new or existing customers may not be able to travel to Hong Kong to open new futures trading accounts or purchase insurance products. No impairments were recorded as of the condensed consolidated balance sheet date, as the carrying amounts of the Group’s assets are expected to be recoverable; however, due to significant uncertainty surrounding the situation, management’s judgment regarding this could change in the future. In addition, the Group cannot reasonably estimate the related financial impact to the Group’s future financial results given the uncertainties surrounding the duration of the outbreak. The Group continues to monitor the impact of the COVID-19 outbreak closely.

Details of the Company’s subsidiaries as of June 30, 2022 are as follows:

Company name	Date of Incorporation or acquisition	Place of incorporation or establishment	Ownership interest	Principal activities
Lion Financial Group Limited	June 16, 2015	British Virgin Islands	100%	Investment holding

Lion Wealth Management Limited	February 16, 2017	British Virgin Islands	100%	Investment holding

Lion International Securities Group Limited	May 20, 2016	Hong Kong	100%	Securities brokerage

Lion Futures Limited	May 20, 2016	Hong Kong	100%	Futures brokerage

Lion Investment (Hong Kong) Limited (F/K/A Lion Foreign Exchange Limited)	May 20, 2016	Hong Kong	100%	Dormant

Lion Asset Management Limited (F/K/A Lion Capital Management Limited)	May 20, 2016	Hong Kong	100%	Asset management

BC Wealth Management Limited	October 14, 2014	Hong Kong	100%	Insurance brokerage

Lion Wealth Limited	October 4, 2018	Hong Kong	100%	Marketing and support service

Lion Brokers Limited	May 2, 2017	Cayman Islands	100%	Broker dealer and market maker

Lion Investment Fund SPC	June 11, 2019	Cayman Islands	100%	Dormant

Lion International Financial (Singapore) Pte. LTD.	July 26,2019	Singapore	100%	Dormant

Lion Group North America Corp. (F/K/A Proficient Alpha Acquisition Corp.)	June 16, 2020	Nevada, USA	100%	Dormant

Lion Fintech Group Limited	April 13, 2021	British Virgin Islands	100%	Investment holding

Royal Lion Investment Limited	April 13, 2021	Cayman Islands	70%	Investment holding

Royal Lion Middle East DMCC	April 13, 2021	Dubai	70%	Trading in crypto-commodities

Lion NFT Limited	May 7, 2021	British Virgin Islands	90%	Investment and innovation in digital assets

Flying Lion Limited	June 17, 2021	Cayman Islands	70%	Investment and innovation in digital assets

Lion Group (Hangzhou) Investment Limited	May 7, 2021	China	100%	Technology development, consulting, conference and exhibition services

Aquarius Sponsor Ltd.	April 12, 2021	British Virgin Islands	51%	Investment holding

Aquarius II Sponsor Ltd/	May 4, 2021	British Virgin Islands	51%	Investment holding

Aquarius I Acquisition Corp.	April 15, 2021	Cayman Islands	51%	Special purpose acquisition company

Aquarius II Acquisition Corp.	May 5, 2021	Cayman Islands	51%	Special purpose acquisition company

Lion Metaverse Limited	October 26, 2021	British Virgin Islands	50%	Technology development

Lion Multi-Series Fund SPC	December 3, 2021	Cayman Islands	100%	Assets management

Lion Silver Capital Limited	February 24, 2022	British Virgin Islands	51%	Assets management